Revenue (Tables)	9 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Summarizes the Changes in Deferred Revenue

The following table summarizes the changes in deferred revenue:

	March 31, 2022	June 30, 2021
Balance, beginning of period	$122	$—
Deferral of revenue	67	250
Revenue recognized	(122)	(128)
Balance, end of period	$67	$122